TRANSAMERICA PARTNERS FUNDS GROUP

Supplement to the Currently Effective Prospectus, Summary Prospectus and

Statement of Additional Information

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Transamerica Partners Small Growth

Effective on or about August 31, 2012, the following information supplements and supersedes any contrary information in the Prospectus, Summary Prospectus and Statement of Additional Information concerning the fund:

INVESTMENT OBJECTIVE:

Seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal circumstances, the fund invests at least 80% of its nets assets (plus the amount of borrowing, if any, for investment purposes) in stocks of small capitalization companies. The fund’s sub-adviser, Ranger Investment Management, L.P. (the “sub-adviser”), primarily focuses on identifying high quality, high-growth small capitalization companies. The sub-adviser considers small capitalization companies to be companies with market capitalizations that, at the time of initial purchase, have either market capitalizations between $100 million and $2 billion or within the range of the Russell 2000® Growth Index.

The team’s disciplined, consistent approach to both security selection and risk management seeks quality growth companies by implementing a bottom-up, fundamental research driven security selection process. The sub-adviser’s focus is to identify companies with characteristics such as high recurring revenue, steady and/or accelerating sales growth, strong balance sheets and free cash flows, stable/expanding margins, and superior return on equity/return on invested capital. In addition to the extensive quantitative analysis, careful consideration is given to qualitative analysis. The team incorporates a preference towards companies with the following qualitative characteristics: conservative accounting practices, seasoned management team with high corporate integrity, sustainable competitive advantage and ability to growth market share, sound corporate governance, and unique demand drivers. Once these quantitative and qualitative characteristics are thoroughly analyzed, the investment team then determines whether a company is undervalued and has sufficient upside to the stock price to warrant an investment.

The fund may invest in foreign securities via ADRs, and generally will not invest more than 10% of fund assets in foreign securities. The fund only invests in securities traded on U.S. exchanges.

The fund may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Generally, 5% or less of fund assets will be invested in cash and cash equivalents. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Investors Should Retain this Supplement for Future Reference

May 24, 2012